UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21836
                                                     ---------
                                  Giant 5 Funds
               (Exact name of registrant as specified in charter)

                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
                           --------------------------
                    (Address of principal executive offices)

                                Michael G. Willis
                                The Willis Group
                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
                           ---------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (719) 884-7500
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                                                  GIANT 5 FUNDS
                                                                INVESTOR SHARES

                                                             SEMI-ANNUAL REPORT
                                                             SEPTEMBER 30, 2007




GIANT 5 TOTAL INVESTMENT SYSTEM (FIVEX)
25 UNDERLYING MUTUAL FUNDS
GIANT 5 TOTAL INDEX SYSTEM (INDEX)
25 UNDERLYING INDEX FUNDS AND ETFS

                                               Invest in the Essentials
                                               Invest for Life(TM)
[IMAGE]

Investors should carefully read and consider the Fund's investment objectives, risks, charges and expenses before investing or sending money. This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

                                                             Semi-Annual Report
Table of Contents                                 September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



Letter to Shareholders.......................................................2


Giant 5 Total Investment System

Schedule of Portfolio Investments............................................3
Financial Statements.........................................................4
Financial Highlights.........................................................6


Giant 5 Total Index System

Schedule of Portfolio Investments............................................7
Financial Statements.........................................................8
Financial Highlights........................................................10


Notes to Financial Statements...............................................11
Supplemental Information....................................................17

[IMAGE]
Dear Shareholders,

With two more months left in the year, 2007 is already proving to be a significant year for Giant 5 Funds and our shareholders. Shareholders have been rewarded with solid performance as both Funds (FIVEX and INDEX) outperformed their benchmark, the S&P 500, on a year-to-date basis (see chart below). We believe that this is evidence that our Invest Where You Spend philosophy is more relevant to investors than the traditional cap weighted asset allocation models currently being used in the industry.

As life expectancy in the U.S. continues to climb, we think investors are taking a closer look at what types of investments can keep up with their expenses. By owning Real Estate, Raw Materials, Energy, Capital Markets, and Bonds, our portfolios are designed to help investors keep pace with the things they buy most.

For those of you who have not signed-up to view your statements online yet, we have recently added this functionality to our website. I believe that you will find these new features valuable. In addition, many of you have inquired about receiving digital statements and eliminating most of the monthly paper you receive. We have added this capability as well and hope that many of you will take advantage of digital statements as it helps us reduce costs and save trees. All of this can be done by visiting www.Giant5.com.

We believe these 5 Essential Themes; Real Estate, Energy, Raw Materials, Capital Markets, and Bonds, make up the foundations of the global investment world and should be held at all times. As most of you know, we offer this 5-Asset Strategy in two no-load mutual funds. The Giant 5 Total Investment System (FIVEX) focuses on the experience and talents of what we believe to be the best investment managers in the world. The Giant 5 Total Index System (INDEX) focuses on the efficiencies of indexes and Exchange Traded Funds.

I look forward to working for you next year.

Sincerely,

Michael G. Willis
President









During the six-month period ended September 30, 2007, Giant 5 Total Investment System (FIVEX) returned +10.51% and Giant 5 Total Index System (INDEX) returned +7.51%. During this same period our benchmark, the S&P 500 Index was +8.44%.

Performance Comparison                                                              Since Inception
As of September 30, 2007                                      YTD       1-Year       (Annualized)*
-----------------------------------------------------------------------------------------------------

Giant 5 Total Investment System (FIVEX)                   +15.48%      +26.07%         +15.71%
Giant 5 Total Index System (INDEX)                        +10.79%      +19.18%         +12.12%
S&P 500 Index                                              +9.13%      +16.44%         +13.51%
Russell 2000(R) Index                                      +3.16%      +12.34%          +5.02%
Dow Jones Industrial Average                              +13.31%      +21.68%         +17.90%
-----------------------------------------------------------------------------------------------------

* Inception Date May 1, 2006



The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. Gross expenses of the Total Investment System and Total Index System are 1.81% and 1.79%, respectively. Gross expenses are reflective of the information disclosed in the Funds' Prospectus dated July 2, 2007 and may differ from the expense ratios disclosed in this report.

Equity securities are more volatile and carry more risk than other forms of investment, including investments in high grade fixed income securities. Fixed income securities are subject to interest rate risks. Investments concentrated in one economic sector, such as, Energy, Raw Materials, and Real Estate, experience greater volatility than more broadly based investments. International investing is subject to greater volatility due to such factors as changes in currency rates, foreign taxation, differences in auditing and other financial standards, and political and economic instability.

[LOGO]

                                            Giant 5 Total Investment System Fund
Schedule of Portfolio Investments                 September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------





Security Description                  Shares                  Value
--------------------------------------------------------------------------------
  INVESTMENT COMPANIES - 99.3%
--------------------------------------------------------------------------------


Alpine International Real
  Estate Equity Fund, Class Y..       10,970                $503,291

American Growth Fund of
  America, Inc., Class Fund....        9,394                 350,127

BlackRock Global
  Resources Fund, Class I......       30,539               1,936,784

Columbia Mid Cap
  Value Fund, Class Z..........       18,932                 291,743

Delaware American
  Services Fund, Class I.......       58,538               1,181,874

E.I.I. International
  Property Fund, Class I.......      113,924               2,783,164

Fidelity Select Industrials
  Materials Portfolio..........       38,930               2,332,667

Franklin Mutual
  European Fund, Class Z.......       38,690               1,113,100

ICON Materials Fund............      229,584               3,533,299

Ivy European
  Opportunities Fund, Class Y..        3,010                 132,374

Ivy Global Natural
  Resources Fund, Class Y......       73,205               2,961,865

JPMorgan Small Cap
  Equity Fund, Class S.........       30,728               1,084,092

Loomis Sayles Fixed
  Income Fund, Class I.........      237,465               3,440,873

Loomis Sayles Small Cap
  Value Fund, Class I..........        3,862                 111,150

Matthews China Fund............       48,415               2,011,643



                                     Shares or
                                    Principal
Security Description                  Amount                  Value
--------------------------------------------------------------------------------
  INVESTMENT COMPANIES CONTINUED
--------------------------------------------------------------------------------


Morgan Stanley Institutional
  Fund, Inc., International Real
  Estate Portfolio, Class A....        7,096                $228,192

Morgan Stanley Institutional
  Portfolio Fund, Inc., US Real
  Estate Portfolio, Class A....      100,027               2,665,723

Oppenheimer International
  Bond Fund, Class Y...........      165,090               1,051,624

T. Rowe Price Latin
  America Fund.................        3,272                 173,685

U.S. Global Investors Accolade
  Funds, Eastern European Fund.        4,404                 243,167

Vanguard Energy Fund,
  Admiral Shares...............       21,795               3,327,703

Vanguard Short-Term Investment
  Grade Fund,  Admiral Shares..      178,445               1,889,732

Vanguard Windsor II Fund, Class Y      9,047                 338,733
                                                     ---------------

Total Investment Companies
  (Cost $29,332,433)...........                           33,686,605
                                                     ---------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 0.5%
--------------------------------------------------------------------------------

UMB Bank Money Market
  Fiduciary, 3.176%, 10/1/2007.     $155,466                $155,466
                                                     ---------------

Total Short-Term Investments
  (Cost $155,466)..............                              155,466
                                                     ---------------

Total Investments - 99.8%
  (Cost $29,487,899)...........                           33,842,071

Other Assets and Liabilities - 0.2%                           72,813
                                                     ---------------

NET ASSETS - 100.0%............                          $33,914,884
                                                     ===============



                       See notes to financial statements.

                                           Giant 5 Total Investment System Fund
Financial Statements                              September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets:
 Total investment securities at market value
  (cost $29,487,899).....................                $33,842,071
Cash......................................                        --
Receivable for fund shares sold..........                     62,724
Receivable for investment securities sold.                   111,479
Interest and dividends receivable........                      8,625
Prepaid assets...........................                         --
                                                     ---------------
  Total Assets...........................                 34,024,899
                                                     ---------------

Liabilities:
Payable to bank...........................                        --
Payable for investment securities purchased                       --
Payable for fund shares redeemed.........                         --
Payable to Investment Advisor.............                    17,458
Payable for 12b-1 fees...................                      4,534
Other payables...........................                     88,023
                                                     ---------------
  Total Liabilities......................                    110,015
                                                     ---------------

Total Net Assets..........................               $33,914,884
                                                     ===============

Net assets consist of:
Paid-in capital...........................               $28,347,462
Undistributed net investment income......                     10,615
Accumulated net realized gain............                  1,202,635
Net unrealized appreciation..............                  4,354,172
                                                     ---------------

Total Net Assets.........................                $33,914,884
                                                     ===============

Capital Shares:
Outstanding (unlimited number
  of shares authorized)..................                  1,886,370
                                                     ---------------

Net Asset Value Per Share.................                    $17.98
                                                     ===============



--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------



Investment Income:
Dividends ................................                  $269,636
Interest income...........................                    20,809
                                                     ---------------
  Total investment income.................                   290,445
                                                     ---------------
Expenses:
Investment advisory fees..................                   106,253
Legal fees................................                    32,028
Fund administration fees..................                    28,860
12b-1 fees................................                    26,509
Transfer agent fees.......................                    20,895
Custody fees..............................                    20,516
Blue Sky fees.............................                    14,511
Miscellaneous fees........................                    14,073
Audit fees................................                     7,131
Insurance.................................                     5,163
CCO fees..................................                     4,775
Directors fees............................                     3,000
Printing fees.............................                     2,691
Pricing fees..............................                     1,069
SEC fees..................................                       126
                                                     ---------------
  Total Expenses..........................                   287,600
                                                     ---------------
Deduct:
Waiver of operating expenses..............                      (412)
                                                     ---------------

Net Expenses..............................                   287,188
                                                     ===============

Net Investment Income.....................                     3,257
                                                     ===============

Realized and Unrealized Gain on Investments
Net realized gain on investments..........                   548,164
Change in unrealized appreciation of
  investments for the period..............                 2,618,117
                                                     ---------------
Net realized and unrealized gain on investments            3,166,281
                                                     ---------------

Change in net assets resulting from operations            $3,169,538
                                                     ===============


                       See notes to financial statements.



Financial Statements                                                                           Giant 5 Total Investment System Fund
-----------------------------------------------------------------------------------------------------------------------------------




                                                                             Six Months Ended                        Year Ended
                                                                            September 30, 2007                    March 31, 2007(a)
                                                                                (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------



Increase in Net Assets from Operations
Net investment income...............................................               $3,257                              $444,131
Net realized gain from investment transactions......................              548,164                               900,567
Change in unrealized appreciation...................................            2,618,117                             1,736,055
                                                                        -----------------------------------------------------------
Change in net assets resulting from operations......................            3,169,538                             3,080,753
                                                                        -----------------------------------------------------------


Distributions to Shareholders
Net investment income...............................................                   --                             (461,110)
Net realized capital gains..........................................                   --                             (238,738)
Return of Capital...................................................                   --                                    --
                                                                        -----------------------------------------------------------
Change in net assets resulting from distributions to shareholders...                   --                             (699,848)
                                                                        -----------------------------------------------------------


Capital Share Transactions
Proceeds from sale of shares........................................            1,778,074                            28,613,800
Distributions reinvested............................................                   --                               699,848
Cost of shares redeemed.............................................           (1,005,208)                           (1,724,228)
Redemption fees.....................................................                2,155                                    --
                                                                        -----------------------------------------------------------
Change in net assets resulting from capital share transactions......              775,021                            27,589,420
                                                                        -----------------------------------------------------------
Net increase in net assets..........................................            3,944,559                            29,970,325
                                                                        -----------------------------------------------------------


Net Assets
Beginning of period.................................................           29,970,325                                    --
                                                                        -----------------------------------------------------------
End of period.......................................................          $33,914,884                           $29,970,325
                                                                        ===========================================================
Undistributed net investment income at end of period................              $10,615                                  $ --
                                                                        ===========================================================

Share Information
Shares sold.........................................................              104,354                             1,906,477
Distributions reinvested............................................                   --                                44,948
Shares redeemed.....................................................              (60,056)                             (109,353)
                                                                        -----------------------------------------------------------
Net change resulting from share transactions........................               44,298                             1,842,072
                                                                        ===========================================================




------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.








                       See notes to financial statements.


Financial Highlights                                                                       Giant 5 Total Investment System Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Six Months Ended
The table below sets forth financial data for a share                       September 30, 2007                        Year Ended
outstanding in the Fund throughout each period presented:                       (Unaudited)                        March 31, 2007(a)

------------------------------------------------------------------------------------------------------------------------------------




Per share data:
Net Asset Value - Beginning of Period...............................               $16.27                                $15.00
                                                                        -----------------------------------------------------------


Income from Investment Operations:
Net investment income...............................................                 0.01                                  0.26
Net realized and unrealized gains on investments....................                 1.70                                  1.41
                                                                        -----------------------------------------------------------
  Total from investment operations..................................                 1.71                                  1.67
                                                                        -----------------------------------------------------------


Less Distributions Declared to Shareholders:
Net investment income...............................................                   --                                 (0.26)
Net realized capital gains..........................................                   --                                 (0.14)
Return of capital...................................................                   --                                    --
                                                                        -----------------------------------------------------------
  Total distributions...............................................                   --                                 (0.40)
                                                                        -----------------------------------------------------------
  Paid-in capital from redemption fees..............................                   --(b)                                 --(b)


Net Asset Value - End of Period.....................................               $17.98                                $16.27
                                                                        ===========================================================


Total Return........................................................               10.51%(c)                             11.27%(c)


Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)..................................              $33,915                               $29,970
Expenses before waivers.............................................                1.81%(d)                              1.91%(d)
Expenses after waivers..............................................                1.81%(d)(e)                             N/A
Net investment income...............................................                0.02%(d)                              1.96%(d)
Portfolio turnover..................................................               14.02%(c)                             22.20%(c)




----------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.
(b) Less than $0.005.
(c) Not annualized.
(d) Annualized.
(e) Effective July 1, 2007, the Fund is voluntarily capped at 1.35%.



                        See notes to financial statements

                                                 Giant 5 Total Index System Fund
Schedule of Portfolio Investments                 September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------





Security Description                  Shares                 Value
--------------------------------------------------------------------------------
  EXCHANGE TRADED FUNDS - 99.6%
--------------------------------------------------------------------------------


Ameristock/Ryan
  1-Year Treasury ETF..........       17,900                $459,672

Ameristock/Ryan
  2-Year Treasury ETF..........       17,900                 447,142

DJ Wilshire REIT ETF...........       18,983               1,541,609

Energy Select Sector SPDR Fund.       11,133                 834,975

iShares Cohen & Steers
  Realty Majors Index Fund.....       11,314               1,054,804

iShares Dow Jones US Basic
  Materials Sector Index Fund..       10,776                 798,717

iShares Lehman 1-3 Year
  Treasury Bond Fund...........       27,000               2,194,020

iShares MSCI EAFE Index Fund...        1,739                 143,624

iShares MSCI EMU Index Fund....        1,760                 212,520

iShares Russell 1000
  Value Index Fund.............        4,719                 405,598

iShares Russell Midcap
  Value Index Fund.............        3,371                 510,032

iShares S&P Europe 350
  Index Fund...................        6,792                 809,606

iShares S&P Global Energy
  Sector Index Fund............       21,395               2,953,366

PowerShares FTSE RAFI Basic
  Materials Sector Portfolio...        7,900                 533,013

PowerShares FTSE RAFI
  Developed Markets
  ex-U.S. Portfolio............        5,000                 254,900

PowerShares FTSE RAFI
  Energy Sector Portfolio......       10,240                 746,394

PowerShares FTSE RAFI
  U.S. 1000 Portfolio..........       21,755               1,339,455

PowerShares FTSE RAFI U.S.
  1500 Small-Mid Portfolio.....       12,070                 682,196



                                     Shares or
                                    Principal
Security Description                  Amount                 Value

--------------------------------------------------------------------------------
  EXCHANGE TRADED FUNDS CONTINUED
--------------------------------------------------------------------------------


PowerShares WilderHill
  Clean Energy Portfolio.......        4,000                $91,560

SPDR DJ Wilshire
  International Real
  Estate ETF...................       26,500               1,702,625

SPDR Lehman
  Aggregate Bond ETF...........        2,162                 114,543

Vanguard Information
  Technology Index ETF.........       10,000                 606,500

Vanguard Long-Term
  Bond ETF.....................       12,200                 912,072

Vanguard Materials ETF.........       15,024               1,322,563

Vanguard Total Bond Market ETF.       23,000               1,740,640

WisdomTree International
  Basic Materials Sector Fund*.       69,750               2,766,983

WisdomTree International
  Energy Sector Fund...........       40,000               1,402,000

WisdomTree International
  MidCap Dividend Fund.........        4,000                 288,080

WisdomTree International
  Real Estate Fund*............       20,000               1,059,400

WisdomTree International
  SmallCap Dividend Fund.......        3,500                 244,580
                                                     ---------------
Total Exchange Traded Funds
  (Cost $26,010,622)...........                           28,173,189
                                                     ---------------

  SHORT-TERM INVESTMENTS - 11.7%

UMB Bank Money Market
  Fiduciary, 3.176%, 10/1/2007.   $3,318,947              $3,318,947
                                                     ---------------
Total Short-Term Investments
  (Cost $3,318,947)............                            3,318,947
                                                     ---------------
Total Investments - 111.3%
  (Cost $29,329,569)...........                           31,492,136

Other Assets and Liabilities - (11.3)%                    (3,209,646)
                                                     ---------------

NET ASSETS - 100.0%............                          $28,282,490
                                                     ===============



--------------------------------------------------------------------------------

* Non-income producing.





                       See notes to financial statements.

                                                 Giant 5 Total Index System Fund
Financial Statements                              September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


Assets:
Total investment securities at market value
  (cost $29,329,569).....................                $31,492,136
Cash.....................................                         --
Receivable for fund shares sold..........                         --
Receivable for investment securities sold.                   794,135
Interest and dividends receivable........                     60,673
Prepaid assets...........................                         --
                                                     ---------------
  Total Assets...........................                 32,346,944
                                                     ---------------

Liabilities:
Payable to bank..........................                         --
Payable for investment securities purchased                3,930,660
Payable for fund shares redeemed.........                     58,589
Payable to Investment Advisor............                     14,758
Payable for 12b-1 fees...................                      3,833
Other payables...........................                     56,614
                                                     ---------------
  Total Liabilities......................                  4,064,454
                                                     ---------------

Total Net Assets.........................                $28,282,490
                                                     ===============

Net assets consist of:
Paid-in capital..........................                $24,630,885
Undistributed net investment income......                     31,061
Accumulated net realized gain............                  1,457,977
Net unrealized appreciation..............                  2,162,567
                                                     ---------------

Total Net Assets.........................                $28,282,490
                                                     ===============

Capital Shares:
Outstanding (unlimited number
  of shares authorized)..................                  1,619,499
                                                     ---------------

Net Asset Value Per Share.................                    $17.46
                                                     ===============



--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------



Investment Income:
Dividends.................................                  $220,718
Interest income...........................                    35,596
                                                     ---------------
  Total investment income.................                   256,314
                                                     ---------------

Expenses:
Investment advisory fees..................                    85,495
Legal fees................................                    25,152
Fund administration fees..................                    22,851
12b-1 fees................................                    21,693
Transfer agent fees.......................                    17,577
Custody fees..............................                    14,196
Blue Sky fees.............................                    11,369
Miscellaneous fees........................                    11,236
Audit fees................................                     5,669
Insurance.................................                     4,072
CCO fees..................................                     3,975
Directors fees............................                     3,000
Printing fees.............................                     2,363
Pricing fees..............................                       974
SEC fees..................................                        24
                                                     ---------------
  Total Expenses..........................                   229,646
                                                     ---------------

Deduct:
Waiver of operating expenses..............                      (348)
                                                     ---------------

Net Expenses..............................                   229,298
                                                     ===============

Net Investment Income.....................                    27,016

Realized and Unrealized Gain on Investments
Net realized gain on investments..........                 1,460,436
Change in unrealized appreciation of
  investments for the period..............                   313,291
                                                     ---------------
Net realized and unrealized gain on investments            1,773,727
Change in net assets resulting from operations            $1,800,743
                                                     ===============




                       See notes to financial statements.





Financial Statements                             Giant 5 Total Index System Fund
--------------------------------------------------------------------------------



                                                                             Six Months Ended
                                                                            September 30, 2007                        Year Ended
                                                                                (Unaudited)                       March 31, 2007(a)

------------------------------------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------



Increase in Net Assets from Operations
Net investment income...............................................              $27,016                              $182,607
Net realized gain from investment transactions......................            1,460,436                                22,417
Change in unrealized appreciation...................................              313,291                             1,849,276
                                                                        -----------------------------------------------------------
Change in net assets resulting from operations......................            1,800,743                             2,054,300
                                                                        -----------------------------------------------------------


Distributions to Shareholders
Net investment income...............................................                   --                              (216,286)
Net realized capital gains..........................................                   --                                (4,131)
Return of Capital...................................................                   --                                (6,502)
                                                                        -----------------------------------------------------------
Change in net assets resulting from distributions to shareholders...                   --                              (226,919)
                                                                        -----------------------------------------------------------


Capital Share Transactions
Proceeds from sale of shares........................................            5,284,805                            21,911,268
Distributions reinvested............................................                   --                               226,919
Cost of shares redeemed.............................................           (1,192,380)                           (1,577,170)
Redemption fees.....................................................                  924                                    --
                                                                        -----------------------------------------------------------
Change in net assets resulting from capital share transactions......            4,093,349                            20,561,017
                                                                        -----------------------------------------------------------
Net increase in net assets..........................................            5,894,092                            22,388,398
                                                                        -----------------------------------------------------------


Net Assets
Beginning of period.................................................           22,388,398                                    --
                                                                        -----------------------------------------------------------
End of period.......................................................          $28,282,490                           $22,388,398
                                                                        ===========================================================
Undistributed net investment income at end of period................              $31,061                                  $ --
                                                                        -----------------------------------------------------------


Share Information
Shares sold.........................................................              312,760                             1,463,173
Distributions reinvested............................................                   --                                14,398
Shares redeemed.....................................................              (71,587)                              (99,246)
                                                                        -----------------------------------------------------------
Net change resulting from share transactions........................              241,173                             1,378,326
                                                                        ===========================================================





------------------------------------------------------------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.



                       See notes to financial statements.



Financial Highlights                                                                        Giant 5 Total Index System Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Six Months Ended
The table below sets forth financial data for a share                             September 30, 2007              Year Ended
outstanding in the Fund throughout each period presented:                            (Unaudited)              March 31, 2007(a)
------------------------------------------------------------------------------------------------------------------------------------



Per share data:
Net Asset Value - Beginning of Period...............................               $16.24                                $15.00
                                                                        -----------------------------------------------------------


Income from Investment Operations:
Net investment income...............................................                 0.02                                  0.15
Net realized and unrealized gains on investments....................                 1.20                                  1.25
                                                                        -----------------------------------------------------------
  Total from investment operations..................................                 1.22                                  1.40
                                                                        -----------------------------------------------------------

Less Distributions Declared to Shareholders:
Net investment income...............................................                   --                                 (0.15)
Net realized capital gains..........................................                   --                                    --(b)
Return of capital...................................................                   --                                 (0.01)
                                                                        -----------------------------------------------------------
  Total distributions...............................................                   --                                 (0.15)
                                                                        -----------------------------------------------------------
  Paid-in capital from redemption fees..............................                   --(b)                                 --(b)




Net Asset Value - End of Period.....................................               $17.46                                $16.24
                                                                        ===========================================================


Total Return........................................................                7.51%(c)                              9.38%
(c)


Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)..................................              $28,282                               $22,388
Expenses before waivers.............................................                1.79%(d)                              1.90%(d)
Expenses after waivers..............................................                1.79%(d)(e)                             N/A
Net investment income...............................................                0.21%(d)                              1.00%(d)
Portfolio turnover..................................................               77.30%(c)                              5.35%(c)


------------------------------------------------------------------------------------------------------------------------------------

(a) Fund commenced operations on May 1, 2006.
(b) Less than $0.005.
(c) Not annualized.
(d) Annualized.
(e) Effective July 1, 2007, the Fund is voluntarily capped at 1.35%.







                       See notes to financial statements.

                                                   Giant 5 Funds Investor Shares
Notes to Financial Statements                     September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

1.   Organization

     Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (Individually a "Fund", collectively the "Funds"). Each of the Funds commenced operations on May 1, 2006.

     The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

     Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds"). As of September 30, 2007, only Investor Shares have been offered and issued.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Security Valuation:

     The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees (the "Board"). The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

     Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share ("NAV") will be calculated as set forth in their prospectuses. As noted above, each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds' policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

     A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

                                   Continued

                                                  Giant 5 Funds Investor Shares
Notes to Financial Statements                    September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


     A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

     Investment Transactions and Related Income:

     Investment transactions are recorded on a trade date basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

     Expenses:

     Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

     Organization and Offering Expenses:

     All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by the Funds' investment adviser, The Willis Group, Inc. and will not be borne by the Funds.

     Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations. Offering expenses amortized during the period ended September 30, 2007 totaled $1,544 and $1,544 for the Giant 5 Total Investment System and the Giant 5 Total Index System, respectively.

     Distributions to  Shareholders:

     Dividends from net investment income, if any, are declared and distributed semi-annually for all Funds. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.

     The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. As of March 31, 2007, distributions in excess of net investment income of $156,369 were reclassified to accumulated undistributed net realized gain and paid-in capital for the Giant 5 Total Investment System. As of March 31, 2007, distributions in excess of net investment income of $44,312 were reclassified to accumulated undistributed net realized gain and paid-in capital for the Giant 5 Total Index System.

     Federal Income Taxes:

     Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal or excise tax provision is recorded.


                                   Continued

                                                  Giant 5 Funds Investor Shares
Notes to Financial Statements                    September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

     Use of Estimates:

     The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     Redemption Fees:

     As of September 14, 2007, Giant 5 Funds have no redemption fee. Prior to September 14, 2007, Giant 5 Funds had 1% redemption fee for selling within 180 days. This fee did not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the period ended September 30, 2007, the Giant 5 Total Investment System and the Giant 5
     Total Index System had contributions to capital due to collection of redemption fees in the amount of $2,155 and $924, respectively.

     New Accounting Pronouncements:

     Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

     In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.   Related Party Transactions

     Investment Advisor:

     The Willis Group, Inc. (the "Adviser") serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund. The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Trustees of the Trust. The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

     Certain officers of the Adviser are also a Trustee and officers of the Trust. An officer of the Adviser also serves as Chief Compliance Officer of the Funds. The amounts charged to the Funds for Chief Compliance Officer and Compliance Service fees are reported within the Statement of Operations.


                                   Continued

                                                  Giant 5 Funds Investor Shares
Notes to Financial Statements                    September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

    Administrator:

     BISYS Fund Services Ohio, Inc., served as the administrator for the Giant 5 Funds through June 30, 2007. BISYS Fund Services Ohio, Inc. (the former "Administrator" or "BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., served as administrator of the Trust. The Trust and the Administrator had entered into a Master Services Agreement ("Master Services Agreement"), under which the Administrator provided the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of each Fund's activities. Under the terms of the Master Services Agreement, the Administrator was entitled to receive an annual asset-based fee for administration and fund accounting of 10 basis points (0.10%) on the first $250 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $250 million to $500 million; 5 basis points (0.05%) of aggregate net assets of all Funds from over $500 million to $750 million; 4 basis points (0.04%) of aggregate net assets of all Funds from over $750 million to $1 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1 billion. The annual asset-based fee was subject to an annual minimum equal to the number of Funds multiplied by $65,000 and an annual additional per class fee of $5,000 per class in excess of one class.

     Certain officers of the Trust were employees of the former Administrator (BISYS).

     From July 1, 2007, UMB Fund Services, Inc. or "UMBFS", was the Administrator for the Giant 5 Funds. For its services, UMBFS is paid a fee by the Advisor at an annual rate equal to 0.09% on the first $500 million in combined assets; 0.07% on the next $500 million in combined assets; 0.05% on the next $500 million in combined assets; and 0.03% on the combined assets over $1.5 billion. The administration fees are subject to an annual minimum of $135,000 in year one; $175,000 in year two; $200,000 in year three; and $225,000 in year four.

     Distributor:

     The Trust had retained BISYS Fund Services Limited Partnership (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser through June 30, 2007. Fees for such distribution services were paid to the Distributor by the Adviser.

     Since July 1, 2007, UMB Distribution Services, LLC has been the Distributor of the Giant 5 Funds.

     Distribution Plan:

     Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") with respect to its Investor Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, for advertising and marketing and for providing certain services to shareholders of the Investor Shares. For the period ended September 30, 2007, Giant 5 Total Investment System and Giant 5 Total Index System incurred 12b-1 expenses of $26,509 and $21,693, respectively, for Investor Shares.


                                   Continued

                                                  Giant 5 Funds Investor Shares
Notes to Financial Statements                    September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

4.   Purchases and Sales of Securities

     Purchases  and  sales  of  investment   securities,   excluding  short-term
     securities for the period ended September 30, 2007, totaled:

                                        Giant 5 Total          Giant 5 Total
                                       Investment System       Index System
--------------------------------------------------------------------------------
    Purchases                             $6,593,359             $22,621,649
    Sales                                  4,296,879              18,545,511

     There were no purchases or sales of U.S. government securities for the period.

5.   Contingencies and Commitments

     In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider risk of loss from such potential claims to be remote.

6.   Federal Tax Information

     At September 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                        Giant 5 Total           Giant 5 Total
                                       Investment System        Index System
--------------------------------------------------------------------------------
    Tax Cost                             $29,627,062             $29,332,127
    Tax Unrealized Appreciation            4,424,556               2,273,715
    Tax Unrealized (Depreciation)            (83,537)               (113,706)
    Net Unrealized Appreciation            4,341,019               2,160,009

     The tax character of distributions paid during the fiscal period ended March 31, 2007 was as follows:

                                                                     Giant 5 Total              Giant 5 Total
                                                                    Investment System           Index System
------------------------------------------------------------------------------------------------------------------
    Distributions Paid from Ordinary Income                              $461,110                  $216,286
    Distributions Paid from Net Long Term Capital Gains                   238,738                     4,131
    Total Taxable Distributions                                           699,848                   220,417
    Return of Capital Distributions                                        --                         6,502
    Total Distributions Paid                                              699,848                   226,919


                                   Continued

                                                   Giant 5 Funds Investor Shares
Notes to Financial Statements                     September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


    As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

                                                                     Giant 5 Total              Giant 5 Total
                                                                    Investment System           Index System
-----------------------------------------------------------------------------------------------------------------------------
    Undistributed Ordinary Income                                            $ --                      $ --
    Undistributed Long Term Capital Gains                                 674,982                        --
    Accumulated Earnings                                                  674,982                        --
    Distributions Payable                                                      --                        --
    Accumulated Capital and Other Losses                                       --                        --
    Unrealized Appreciation                                             1,722,902                 1,850,862
    Total Accumulated Earnings                                          2,397,884                 1,850,862


     The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

7.   Control Ownership

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.

     As of September 30, 2007, The Andrea S. Swanson Trust and the Swanson Descendants' Trust as well as the Jann Simmons Patigian Trust and the Jann Simmons Descendants' Trust had combined ownership in the Giant 5 Total Index System in the amounts of 27.5% and 26.6%, respectively.






Statement Regarding Availability of Quarterly Portfolio Schedule.

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record.

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission's website at http://www.sec.gov. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is also available at the SEC's website at http://www.sec.gov.


                                   Continued

                                                   Giant 5 Funds Investor Shares
                                                        For the Six Months Ended
Supplemental Information                          September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 through September 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


                                                                                        Expenses paid       Expense Ratio
                                         Beginning account        Ending account        during period       during period
                                            value 4/1/07           value 9/30/07      4/1/07-9/30/07(1)   4/1/07-9/30/07(1)
--------------------------------------------------------------------------------------------------------------------------------
Giant 5 Total Investment System               $1,000.00              $1,105.10             $9.53                1.81%

Giant 5 Total Index System                     1,000.00               1,075.10              9.31                1.79

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                        Expenses paid       Expense Ratio
                                         Beginning account        Ending account        during period       during period
                                            value 4/1/07           value 9/30/07      4/1/07-9/30/07(1)   4/1/07-9/30/07(1)
-----------------------------------------------------------------------------------------------------------------------------------
Giant 5 Total Investment System               $1,000.00              $1,015.10             $9.12                1.81%

Giant 5 Total Index System                     1,000.00               1,016.03              9.05                1.79

(1) Expenses are equal to the average account value times the Giant 5 Total Investment System and the Total Index System Funds' expense ratio of 1.81% and 1.79%, respectively, multiplied by the number of days in the period
     (183), divided by the number of days in the fiscal year (366).

INVEST IN THE ESSENTIALS. INVEST FOR LIFE (TM)



[LOGO] GIANT 5 FUNDS



[IMAGE] CAPITAL MARKETS    [IMAGE] REAL ESTATE    [IMAGE] BONDS    [IMAGE] ENERGY      [IMAGE] RAW MATERIALS




              FUNDS DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC



                                   giant5.com


                        (c) 2007 Giant 5 Funds, Colorado

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)(1) Not applicable.

   (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/Michael G. Willis
----------------------------------
Michael G. Willis
President
November 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Michael G. Willis
------------------------------------
Michael G. Willis
President
(Principal Executive Officer)
November 30, 2007


/s/Paul D. Myers
-------------------------------------
Paul D. Myers
Treasurer
(Principal Financial Officer)
November 30, 2007



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